RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Recoverable Taxes
Schedule of classification of recoverable taxes

	2025	2024
Exclusion of ICMS from PIS/COFINS (i)	7,118.1	6,790.1
PIS/COFINS	28.3	148.1
ICMS	320.4	378.2
Income tax and social contributions	2,455.4	2,922.6
Other	226.9	265.0
Non-current	10,149.1	10,504.0

Exclusion of ICMS from PIS/COFINS (i)	436.6	307.7
PIS/COFINS	143.6	134.6
ICMS	407.3	359.9
IPI	120.7	119.6
Income tax and social contributions	2,480.8	2,582.1
Other	34.5	78.4
Current	3,623.5	3,582.3

Total	13,772.6	14,086.3

(i)	Over the past few years, as previously disclosed, the Company has recognized PIS/COFINS credits arising from the exclusion of ICMS, including in the form of tax substitution, from the calculation bases of these contributions. The amounts that have not yet been offset substantially refer to tax credits from Regime Especial de Tributação de Bebidas Frias (“REFRI”), for the period from 2009 to 2015, in relation to which the lawsuit is currently in the final expert evaluation phase.